As filed with the Securities and Exchange Commission on May 19, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, Treasurer
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/06

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

Hotchkis and Wiley Core Value Fund
Schedule of Investments
March 31, 2006
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 97.34%
Aerospace & Defense - 4.65%
Lockheed Martin Corporation	543,000	$40,795,590
Northrop Grumman Corporation	202,000	13,794,580
Raytheon Company	317,700	14,563,368
		69,153,538
Auto Components - 1.01%
Magna International Inc.	197,500	14,948,775
Chemicals - 1.97%
The Mosaic Company (a)	2,042,500	29,309,875
Commercial Banks - 3.18%
Bank of America Corporation	458,222	20,867,430
Comerica, Inc.	232,700	13,489,619
KeyCorp	169,800	6,248,640
UnionBanCal Corporation	94,000	6,595,040
		47,200,729
Commercial Services & Supplies - 3.55%
Cendant Corporation	1,845,900	32,026,365
PHH Corporation (a)	1,975	52,732
Waste Management, Inc.	587,000	20,721,100
		52,800,197
Computers & Peripherals - 0.14%
Hewlett-Packard Company	62,600	2,059,540
Diversified Financial Services - 3.64%
CIT Group, Inc.	53,400	2,857,968
JPMorgan Chase & Company	1,229,600	51,200,544
		54,058,512
Electric Utilities - 4.16%
Entergy Corporation	140,700	9,699,858
FirstEnergy Corporation	191,500	9,364,350
FPL Group, Inc.	1,066,100	42,793,254
		61,857,462
Food & Staples Retailing - 2.89%
Albertson's, Inc.	566,000	14,529,220
Safeway, Inc.	1,128,700	28,352,944
		42,882,164
Food Products - 4.88%
Kraft Foods, Inc.	943,300	28,591,423
Sara Lee Corporation	787,800	14,085,864
Unilever PLC ADR	724,700	29,763,429
		72,440,716
Health Care Providers & Services - 2.61%
HCA, Inc.	575,500	26,352,145
Health Net, Inc. (a)	900	45,738
Tenet Healthcare Corporation (a)	1,670,300	12,326,814
		38,724,697
Hotels, Restaurants & Leisure - 3.00%
Harrah's Entertainment, Inc.	316,400	24,666,544
McDonald's Corporation	189,800	6,521,528
Yum! Brands, Inc.	274,900	13,431,614
		44,619,686
Household Durables - 5.75%
Centex Corporation	917,700	56,888,223
Pulte Homes, Inc.	743,400	28,561,428
		85,449,651
Industrial Conglomerates - 4.02%
Tyco International Limited	2,219,400	59,657,472
Insurance - 14.47%
The Allstate Corporation	237,500	12,376,125
Assurant, Inc.	282,000	13,888,500
Conseco Inc. (a)	502,500	12,472,050
Genworth Financial Inc.	1,259,700	42,111,771
Hartford Financial Services Group, Inc.	167,600	13,500,180
MetLife, Inc.	960,800	46,473,896
Principal Financial Group, Inc.	160,300	7,822,640
Prudential Financial, Inc.	250,300	18,975,243
The St. Paul Travelers Companies, Inc.	1,134,200	47,398,218
		215,018,623
IT Services - 4.79%
Electronic Data Systems Corporation	2,652,700	71,171,941
Leisure Equipment & Products - 0.57%
Eastman Kodak Company	299,700	8,523,468
Machinery - 0.97%
Flowserve Corp. (a)	246,500	14,380,810
Media - 0.96%
Interpublic Group of Companies, Inc. (a)	1,495,700	14,298,892
Metals & Mining - 4.08%
Alcan, Inc.	396,200	18,118,226
Alcoa, Inc.	1,388,300	42,426,448
		60,544,674
Multi Utilities - 1.88%
Public Service Enterprise Group Incorporated	435,000	27,857,400
Oil, Gas & Consumable Fuels - 0.88%
Petro-Canada	270,600	12,877,854
Valero Energy Corporation	2,200	131,516
		13,009,370
Paper & Forest Products - 1.91%
International Paper Company	325,000	11,235,250
Weyerhaeuser Company	237,000	17,165,910
		28,401,160
Pharmaceuticals - 1.96%
Merck & Company, Inc.	826,200	29,107,026
Real Estate - 1.17%
The St Joe Company	277,500	17,438,100
Road & Rail - 2.88%
CSX Corporation	715,300	42,774,940
Semiconductor & Semiconductor Equipment - 0.38%
Freescale Semiconductor, Inc. (a)	203,800	5,667,678
Software - 6.69%
CA Inc.	2,559,900	69,654,879
Microsoft Corporation	1,094,700	29,786,787
		99,441,666
Specialty Retail - 0.79%
Home Depot, Inc.	277,100	11,721,330
Thrifts & Mortgage Finance - 4.23%
Freddie Mac	729,900	44,523,900
Washington Mutual, Inc.	428,700	18,271,194
		62,795,094
Tobacco - 2.81%
Altria Group, Inc.	590,000	41,807,400
Wireless Telecommunication Services - 0.47%
Alltel Corporation	106,600	6,902,350

Total investments - 97.34%
(Cost - $1,399,378,695)		1,446,024,936

Time deposit* - 3.12%		46,335,050

Liabilities in excess of other assets - (0.46%)		(6,754,986)

Net assets - 100.00%		$1,485,605,000

(a) - Non-income producing security.
ADR - American Depository Receipt.
* - Time deposit bears interest at 4.12% and matures 4/3/2006.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Large Cap Value Fund
Schedule of Investments
March 31, 2006
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 97.49%
Aerospace & Defense - 4.65%
Lockheed Martin Corporation	2,239,300	$168,238,609
Raytheon Company	2,335,400	107,054,736
		275,293,345
Auto Components - 0.99%
Delphi Corporation (a)	4,843,300	3,075,496
Magna International Inc.	731,100	55,336,959
		58,412,455
Chemicals - 2.36%
Eastman Chemical Co.	2,723,900	139,409,202
Commercial Banks - 3.58%
Bank of America Corp.	1,933,023	88,029,867
KeyCorp	1,667,000	61,345,600
UnionBanCal Corporation	888,700	62,351,192
		211,726,659
Commercial Services & Supplies - 4.07%
Cendant Corporation	8,376,100	145,325,335
PHH Corporation (a)	111,405	2,974,513
Waste Management, Inc.	2,617,000	92,380,100
		240,679,948
Diversified Financial Services - 2.64%
CIT Group, Inc.	90,100	4,822,152
JPMorgan Chase & Company	3,635,000	151,361,400
		156,183,552
Electric Utilities - 5.76%
Entergy Corporation	1,206,400	83,169,216
FirstEnergy Corporation	1,280,000	62,592,000
FPL Group, Inc.	4,858,600	195,024,204
		340,785,420
Food & Staples Retailing - 2.43%
Albertson's, Inc.	5,602,800	143,823,876
Food Products - 4.18%
Kraft Foods, Inc.	2,525,800	76,556,998
Sara Lee Corporation	3,004,100	53,713,308
Unilever PLC ADR	2,846,800	116,918,076
		247,188,382
Health Care Providers & Services - 2.00%
HCA, Inc.	1,118,600	51,220,694
Tenet Healthcare Corporation (a)	9,097,600	67,140,288
		118,360,982
Hotels, Restaurants & Leisure - 3.26%
Harrah's Entertainment, Inc.	1,421,150	110,792,854
Yum! Brands, Inc.	1,686,800	82,417,048
		193,209,902
Household Durables - 4.99%
Lennar Corporation - B Shares	2,335,820	130,315,398
Lennar Corporation	2,730,300	164,855,514
		295,170,912
Industrial Conglomerates - 4.15%
Tyco International Limited	9,129,900	245,411,712
Insurance - 14.71%
Genworth Financial Inc.	5,268,500	176,125,955
The Hanover Insurance Group, Inc.	1,389,300	72,827,106
MetLife, Inc.	4,354,200	210,612,654
Principal Financial Group, Inc.	452,700	22,091,760
Prudential Financial, Inc.	1,022,000	77,477,820
The St. Paul Travelers Companies, Inc.	4,240,100	177,193,779
UnumProvident Corporation	6,563,400	134,418,432
		870,747,506
IT Services - 4.77%
Electronic Data Systems Corporation	10,513,000	282,063,790
Leisure Equipment & Products - 1.02%
Eastman Kodak Company	2,131,300	60,614,172
Machinery - 1.64%
SPX Corporation	1,814,100	96,909,222
Metals & Mining - 2.93%
Alcoa, Inc.	5,680,548	173,597,547
Multi Utilities - 1.88%
Alliant Energy Corporation	82,100	2,583,687
Public Service Enterprise Group Incorporated	1,692,700	108,400,508
		110,984,195
Oil, Gas & Consumable Fuels - 2.63%
Ashland, Inc.	1,282,400	91,152,992
Tesoro Corporation	946,600	64,690,644
		155,843,636
Paper & Forest Products - 1.16%
Weyerhaeuser Company	951,600	68,924,388
Real Estate - 3.59%
Apartment Investment & Management Company	1,382,600	64,843,940
New Century Financial Corporation	1,975,800	90,926,316
Plum Creek Timber Company	1,534,700	56,676,471
		212,446,727
Road & Rail - 0.54%
Union Pacific Corporation	345,800	32,280,430
Software - 9.08%
BMC Software, Inc. (a)	6,649,200	144,021,672
CA Inc.	10,365,700	282,050,697
Microsoft Corporation	4,093,000	111,370,530
		537,442,899
Specialty Retail - 0.79%
Home Depot, Inc.	1,102,200	46,623,060
Textiles, Apparel & Luxury Goods - 1.80%
Jones Apparel Group, Inc.	3,004,800	106,279,776
Thrifts & Mortgage Finance - 3.70%
Freddie Mac	2,726,500	166,316,500
Washington Mutual, Inc.	1,235,700	52,665,534
		218,982,034
Tobacco - 2.19%
Altria Group, Inc.	1,832,200	129,829,692

Total investments - 97.49%
(Cost $5,319,898,293)		5,769,225,421

Time deposit* - 2.49%		147,350,633

Other assets in excess of liabilities - 0.02%		968,136

Net assets - 100.00%		$5,917,544,190

(a) - Non-income producing security.
ADR - American Depository Receipt.
* - Time deposit bears interest at 4.12% and matures 4/3/2006.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Mid-Cap Value Fund
Schedule of Investments
March 31, 2006
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 97.20%
Aerospace & Defense - 0.06%
Armor Holdings, Inc. (a)	43,400	$2,529,786
Auto Components - 1.12%
Delphi Corporation (a)	7,413,000	4,707,255
Magna International Inc.	600,700	45,466,983
		50,174,238
Chemicals - 8.17%
Agrium, Inc.	2,897,900	73,200,954
Eastman Chemical Company	2,039,700	104,391,846
FMC Corporation	487,400	30,209,052
Lubrizol Corporation	1,453,900	62,299,615
The Mosaic Company (a)	6,683,700	95,911,095
		366,012,562
Commercial Banks - 1.76%
KeyCorp	1,191,050	43,830,640
UnionBanCal Corporation	497,800	34,925,648
		78,756,288
Commercial Services & Supplies - 2.59%
IKON Office Solutions, Inc.	8,136,400	115,943,700
Consumer Finance - 1.27%
AmeriCredit Corporation (a)	1,859,200	57,133,216
Electric Utilities - 3.23%
Entergy Corporation	496,600	34,235,604
FPL Group, Inc.	2,760,200	110,794,428
		145,030,032
Food & Staples Retailing - 5.57%
Albertson's, Inc.	3,132,100	80,401,007
BJ's Wholesale Club, Inc. (a)	2,671,500	84,178,965
Safeway, Inc.	3,386,500	85,068,880
		249,648,852
Gas Utilities - 0.97%
Southern Union Company	1,744,091	43,305,786
Health Care Providers & Services - 0.90%
Tenet Healthcare Corporation (a)	5,499,300	40,584,834
Hotels, Restaurants & Leisure - 3.11%
Harrah's Entertainment, Inc.	1,076,800	83,947,328
Yum! Brands, Inc.	1,132,900	55,353,494
		139,300,822
Household Durables - 5.32%
Centex Corporation	1,376,600	85,335,434
Furniture Brands International, Inc.	1,255,600	30,774,756
Pulte Homes, Inc.	1,600,200	61,479,684
Toll Brothers, Inc. (a)	1,755,700	60,799,891
		238,389,765
Insurance - 14.50%
Assurant, Inc.	3,052,100	150,315,925
CNA Financial Corporation (a)	1,605,324	51,113,516
Conseco Inc. (a)	3,598,700	89,319,734
Genworth Financial Inc.	3,196,300	106,852,309
The Hanover Insurance Group, Inc.	1,379,400	72,308,148
Lincoln National Corporation	808,800	44,152,392
Principal Financial Group, Inc.	139,700	6,817,360
UnumProvident Corporation	6,303,400	129,093,632
		649,973,016
IT Services - 5.77%
BearingPoint, Inc. (a)	5,428,800	46,090,512
Electronic Data Systems Corporation	7,927,800	212,702,874
		258,793,386
Leisure Equipment & Products - 1.04%
Eastman Kodak Company	1,634,600	46,488,024
Machinery - 6.52%
Flowserve Corp. (a)	3,739,300	218,150,762
SPX Corporation	1,384,300	73,949,306
		292,100,068
Marine - 0.68%
Alexander & Baldwin, Inc.	644,400	30,724,992
Media - 4.51%
Dow Jones & Co, Inc.	2,415,600	94,933,080
R.H. Donnelley Corporation (a)	600,866	34,988,427
Valassis Communications, Inc. (a)	2,456,500	72,147,405
		202,068,912
Metals & Mining - 1.31%
Alcan, Inc.	1,282,100	58,630,433
Multi Utilities - 0.05%
Alliant Energy Corporation	75,100	2,363,397
Oil, Gas & Consumable Fuels - 3.09%
Ashland, Inc.	987,300	70,177,284
Tesoro Corporation	997,600	68,175,984
		138,353,268
Real Estate - 9.60%
American Home Mortgage Investment Corporation	2,184,200	68,168,882
Apartment Investment & Management Company	984,000	46,149,600
MI Developments, Inc.	3,008,300	104,989,670
Saxon Capital, Inc.	3,175,700	33,154,308
The St. Joe Company	2,833,000	178,025,720
		430,488,180
Road & Rail - 2.51%
CSX Corporation	1,881,700	112,525,660
Semiconductor & Semiconductor Equipment - 1.03%
Freescale Semiconductor, Inc. (a)	1,657,400	46,092,294
Software - 7.43%
BMC Software, Inc. (a)	8,270,900	179,147,694
CA Inc.	2,278,400	61,995,264
Mercury Interactive Corporation (a)	2,119,700	73,765,560
Novell, Inc. (a)	2,343,900	18,001,152
		332,909,670
Specialty Retail - 2.15%
Foot Locker, Inc.	3,938,600	94,053,768
Rent-A-Center, Inc. (a)	89,500	2,290,305
		96,344,073
Textiles, Apparel & Luxury Goods - 2.38%
Jones Apparel Group, Inc.	3,013,700	106,594,569
Tobacco - 0.56%
Loews Corporation - Carolina Group	530,300	25,067,281

Total investments - 97.20%
(Cost $3,615,096,279)		4,356,327,104

Time deposit* - 2.82%		126,239,051

Liabilities in excess of other assets - (0.02%)		(850,083)

Net assets - 100.00%		4,481,716,072

(a) - Non-income producing security.
* - Time deposit bears interest at 4.12% and matures 4/3/2006.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Small Cap Value Fund
Schedule of Investments
March 31, 2006
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 99.11%
Aerospace & Defense - 1.20%
Armor Holdings, Inc. (a)	8,800	$512,952
EDO Corp.	321,900	9,930,615
		10,443,567
Airlines - 2.06%
Alaska Air Group, Inc. (a)	506,700	17,962,515
Chemicals - 8.98%
Agrium, Inc.	696,300	17,588,538
CF Industries Holdings, Inc.	1,811,100	30,770,589
Lubrizol Corporation	220,500	9,448,425
The Mosaic Company (a)	17,700	253,995
Pioneer Companies, Inc. (a)	557,100	16,991,550
Tronox Incorporated	189,900	3,220,704
		78,273,801
Commercial Services & Supplies - 12.57%
Bowne & Company, Inc.	1,421,700	23,699,739
IKON Office Solutions, Inc.	1,538,700	21,926,475
Kelly Services, Inc.	1,117,900	30,373,343
PHH Corporation (a)	795,400	21,237,180
Spherion Corporation (a)	1,181,100	12,283,440
		109,520,177
Consumer Finance - 0.59%
AmeriCredit Corporation (a)	166,800	5,125,764
Diversified Consumer Services - 0.40%
Sotheby's Holdings (a)	121,400	3,525,456
Food & Staples Retailing - 3.07%
BJ's Wholesale Club, Inc. (a)	548,300	17,276,933
Pathmark Stores, Inc. (a)	904,200	9,457,932
		26,734,865
Gas Utilities - 1.01%
Southern Union Company	355,662	8,831,087
Hotels, Restaurants & Leisure - 6.31%
Jameson Inns, Inc. (a)	2,921,017	7,156,492
Lodgian, Inc. (a)	1,671,409	23,215,871
Magna Entertainment Corp. (a)	2,116,300	14,369,677
Sunterra Corporation (a)	717,400	10,244,472
		54,986,512
Household Durables - 11.05%
Beazer Homes USA, Inc.	287,200	18,869,040
Brookfield Homes Corporation	208,864	10,831,687
Comstock Homebuilding Cos, Inc. (a)	360,000	3,963,600
Furniture Brands International, Inc.	495,700	12,149,607
WCI Communities, Inc. (a)	1,637,500	45,555,250
William Lyon Homes, Inc. (a)	51,200	4,898,816
		96,268,000
Insurance - 8.27%
Conseco Inc. (a)	318,900	7,915,098
The Hanover Insurance Group, Inc.	631,100	33,082,262
KMG America Corporation (a)	808,900	6,924,184
PMA Capital Corp. (a)	245,200	2,496,136
Quanta Capital Holdings Limited (a)	746,900	2,240,700
United America Indemnity, Ltd (a)	847,028	19,396,941
		72,055,321
IT Services - 1.91%
BearingPoint, Inc. (a)	1,957,200	16,616,628
Leisure Equipment & Products - 0.03%
Callaway Golf Company	14,500	249,400
Machinery - 5.07%
Flowserve Corporation (a)	757,500	44,192,550
Marine - 2.24%
Alexander & Baldwin, Inc.	410,100	19,553,568
Media - 5.03%
Live Nation Inc. (a)	478,700	9,497,408
R.H. Donnelley Corporation (a)	122,200	7,115,706
Valassis Communications, Inc. (a)	926,700	27,217,179
		43,830,293
Metals & Mining - 0.39%
Algoma Steel, Inc.	126,400	3,421,648
Multi Utilities - 1.35%
Alliant Energy Corporation	374,300	11,779,221
Oil, Gas & Consumable Fuels - 6.91%
Alpha Natural Resources, Inc. (a)	591,100	13,678,054
Foundation Coal Holdings, Inc.	720,200	29,629,028
Overseas Shipholding Group	353,800	16,957,634
		60,264,716
Real Estate - 13.19%
Aames Investment Corporation	1,699,000	9,650,320
Capital Lease Funding, Inc.	496,300	5,503,967
Eagle Hospitality Properties Trust Inc.	563,100	5,676,048
Fieldstone Investment Corporation	371,600	4,384,880
Fieldstone Investment Corporation 144A ( r)	556,700	6,569,060
Government Properties Trust, Inc.	66,700	636,318
Longview Fibre Company	968,900	25,036,376
MI Developments, Inc.	1,134,800	39,604,520
MortgageIT Holdings, Inc.	655,600	7,100,148
The St. Joe Company	102,200	6,422,248
Thomas Properties Group, Inc.	322,600	4,390,586
		114,974,471
Software - 2.32%
Agile Software Corp. (a)	184,200	1,405,446
Mercury Interactive Corporation (a)	434,300	15,113,640
Novell, Inc. (a)	487,800	3,746,304
		20,265,390
Specialty Retail - 0.83%
Eddie Bauer Holdings, Inc. (a)	490,400	6,326,160
Group 1 Automotive, Inc.	9,100	432,614
Rent-A-Center, Inc. (a)	17,500	447,825
		7,206,599
Textiles, Apparel & Luxury Goods - 4.03%
Tommy Hilfiger Corporation (a)	267,000	4,397,490
The Warnaco Group Inc. (a)	1,279,800	30,715,200
		35,112,690
Thrifts & Mortgage Finance - 0.30%
Timberland Bancorp, Inc.	92,800	2,616,960

Total investments - 99.11%
(Cost $671,702,449)		863,811,199

Time deposit* - 1.24%		10,821,278

Liabilities in excess of other assets - (0.35%)		(3,093,571)

Net assets - 100.00%		$871,538,906

(a) - Non-income producing security.
(r) - Restricted security. Purchased in a private placement transaction;
resale to the public may require registration or be limited to qualified institutional buyers.
* - Time deposit bears interest at 4.12% and matures 4/3/2006.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley All Cap Value Fund
Schedule of Investments
March 31, 2006
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 98.92%
Aerospace & Defense - 2.13%
Lockheed Martin Corporation	73,900	$5,552,107
Chemicals - 1.31%
Eastman Chemical Co.	66,500	3,403,470
Commercial Services & Supplies - 6.23%
Cendant Corporation	307,700	5,338,595
IKON Office Solutions, Inc.	734,300	10,463,775
PHH Corporation (a)	16,815	448,961
		16,251,331
Health Care Providers & Services - 1.87%
Tenet Healthcare Corporation (a)	662,200	4,887,036
Household Durables - 14.33%
WCI Communities, Inc. (a)	1,343,900	37,387,298
Industrial Conglomerates - 4.16%
Tyco International Ltd.	404,100	10,862,208
Insurance - 16.78%
The Hanover Insurance Group, Inc.	397,400	20,831,708
The St. Paul Travelers Companies, Inc.	171,500	7,166,985
UnumProvident Corporation	770,300	15,775,744
		43,774,437
IT Services - 11.46%
Electronic Data Systems Corporation	1,115,000	29,915,450
Machinery - 8.01%
Flowserve Corp. (a)	171,600	10,011,144
Miller Industries, Inc. (a)	426,898	10,885,899
		20,897,043
Real Estate - 20.18%
Aames Investment Corporation	1,250,200	7,101,136
Capital Lease Funding, Inc.	1,090,600	12,094,754
Fieldstone Investment Corporation	482,600	5,694,680
Fieldstone Investment Corporation 144A ( r)	164,700	1,943,460
Government Properties Trust, Inc.	926,100	8,834,994
MI Developments, Inc.	311,400	10,867,860
MortgageIT Holdings, Inc.	565,900	6,128,697
		52,665,581
Software - 12.46%
BMC Software, Inc. (a)	914,400	19,805,904
CA Inc.	467,400	12,717,954
		32,523,858

Total investments - 98.92%
(Cost $230,747,600)		258,119,819

Time deposit* - 1.51%		3,948,815

Liabilities in excess of other assets - (0.43%)		(1,117,097)

Net assets - 100.00%		$260,951,537

(a) - Non-income producing security.
(r) - Restricted security. Purchased in a private placement transaction;
resale to the public may require registration or be limited to qualified institutional buyers.
* - Time deposit bears interest at 4.12% and matures 4/3/2006.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

	Core	Large Cap	Mid-Cap	Small Cap	All Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$1,399,378,695	$5,319,898,293	$3,615,096,279	$671,702,449	$230,747,600
Gross unrealized appreciation	81,873,733	611,158,087	854,112,403	216,532,272	40,922,183
Gross unrealized depreciation	-35,227,492	-161,830,959	-112,881,578	-24,423,522	-13,549,964
Net unrealized appreciation	46,646,241	449,327,128	741,230,825	192,108,750	27,372,219

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hotchkis and Wiley Funds

By (Signature and Title)            /s/ Nancy D. Celick
                                                                Nancy D. Celick
President of Hotchkis and Wiley Funds

Date                  May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                 /s/ Nancy D. Celick
                                                                Nancy D. Celick
President of Hotchkis and Wiley Funds

Date                 May 16, 2006
By (Signature and Title)                  /s/ Anna Marie Lopez
                                                                Anna Marie Lopez
Treasurer of Hotchkis and Wiley Funds

                 Date             May 16, 2006